Taxation - Changes in Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Balance at beginning of the year	¥ 15,063	¥ 19,377	¥ 13,571
Provision	3,303	(4,314)	5,806
Balance at end of the year	¥ 18,366	¥ 15,063	¥ 19,377